NON CONTROLLING INTEREST (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Non Controlling Interest Details Abstract
Balance, December 31, 2017
Net loss attributable to the non-controlling interest	$ (45)		(45)
Balance, June 30, 2018	$ (45)		$ (45)